Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of Prismo warrants (Details) - Year	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets Line Items
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	101.32%
Expected Term in Years	5	5
Prismo Warrants [Member]
Disclosure Of Intangible Assets Line Items
Risk Free Interest Rate	3.78%
Expected Dividend Yield	0.00%
Expected Volatility	115.74%
Expected Term in Years	1.69